INCOME TAX EXPENSE Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Income tax expense (recovery)	$ 116		$ 274	$ 317	$ 866
Average effective tax rate				44.00%
Applicable tax rate				(73.21016%)
Argentina
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Net currency translation losses on deferred tax balances				$ 19	$ 3
DOMINICAN REPUBLIC
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Adjustments for current tax of prior periods		$ 5
Adjustments for deferred tax of prior periods		$ 37